Offsetting of Assets and Liabilities	3 Months Ended
Mar. 31, 2013
Offsetting Of Assets and Liabilities [Abstract]
Offsetting of Assets and Liabilities

Note 10 — Offsetting of Assets and Liabilities

The Company enters into agreements under which it sells securities subject to an obligation to repurchase the same or similar securities.  In addition, the Company enters into agreements under which it sells loans held for sale subject to an obligation to repurchase the same loans.  Under these arrangements, the Company may transfer legal control over the assets but still retain effective control through an agreement that both entitles and obligates the Company to repurchase the assets.  As a result, these repurchase agreements are accounted for as collateralized financing arrangements (i.e., secured borrowings) and not as a sale and subsequent repurchase of assets.  The obligation to repurchase the assets is reflected as a liability in the Company’s consolidated statements of condition, while the securities and loans held for sale underlying the repurchase agreements remain in the respective investment securities and loans held for sale asset accounts. In other words, there is no offsetting or netting of the investment securities or loans held for sale assets with the repurchase agreement liabilities.  One of the Company’s two short-term repurchase agreements and all of the Company’s long-term repurchase agreements are subject to master netting agreements, which sets forth the rights and obligations for repurchase and offset.  Under the master netting agreement, the Company is entitled to set off the collateral placed with a single counterparty against obligations owed to that counterparty.

The following table presents the liabilities subject to an enforceable master netting agreement as of March 31, 2013 and December 31, 2012.

	Gross Recognized Liabilities	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amount
	(In Thousands)
March 31, 2013
Repurchase Agreements
Short-term	$29,847	—	29,847	29,847	—
Long-term	84,000	—	84,000	84,000	—
	$113,847	—	113,847	113,847	—

December 31, 2012
Repurchase Agreements
Short-term	$38,090	—	38,090	38,090	—
Long-term	84,000	—	84,000	84,000	—
	$122,090	—	122,090	122,090	—